Earnings Per Share - Computation of Basic Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Class A Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ 441,499,980	$ 69,280,981	¥ 718,824,602	¥ 2,520,194,155
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	189,950	189,950	190,170	215,040
Basic | (per share)	¥ 2.32	$ 0.36	¥ 3.78	¥ 11.72
Class B Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ 147,574,098	$ 23,157,596	¥ 239,994,059	¥ 744,093,770
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	63,490	63,490	63,490	63,490
Basic | (per share)	¥ 2.32	$ 0.36	¥ 3.78	¥ 11.72